FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Sensitivity analysis - exposure to interest rates (Details) - Currency risk - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Possible 25%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Percentage change in foreign exchange rate	25.00%
Remote 50%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Percentage change in foreign exchange rate	50.00%
Selling transactions in the futures markets
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Value at risk time horizon	24 years	24 years
Option contract | Probable (base value) | Dollar/Real
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Derivative options	R$ (4,328,970)
Option contract | Possible 25% | Dollar/Real
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Derivative options	(9,226,995)
Option contract | Remote 50% | Dollar/Real
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Derivative options	(19,121,860)
Swap contract | Probable (base value) | Dollar/Real
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Derivative options	(1,843,087)
Swap contract | Possible 25% | Dollar/Real
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Derivative options	(2,604,422)
Swap contract | Remote 50% | Dollar/Real
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Derivative options	(4,992,835)
Forward contract | Probable (base value) | Dollar/Real
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Derivative options	(331,876)
Forward contract | Possible 25% | Dollar/Real
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Derivative options	(896,742)
Forward contract | Remote 50% | Dollar/Real
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Derivative options	(1,788,477)
Embedded derivatives | Probable (base value) | Dollar/Real
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Derivative options	(80,759)
Embedded derivatives | Possible 25% | Dollar/Real
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Derivative options	(183,663)
Embedded derivatives | Remote 50% | Dollar/Real
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Derivative options	(367,326)
Commodity Derivatives | Probable (base value) | Dollar/Real
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Derivative options	16,973
Commodity Derivatives | Possible 25% | Dollar/Real
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Derivative options	4,236
Commodity Derivatives | Remote 50% | Dollar/Real
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Derivative options	R$ 8,478